         SEMI-ANNUAL REPORT
      ------------------------------------------------------
         February 28, 1998




               NEUBERGER&BERMAN
               EQUITY TRUST-Registered Trademark-

         Neuberger&Berman
               NYCDC SOCIALLY RESPONSIVE TRUST

TABLE OF CONTENTS

    THE FUND

    CHAIRMAN'S LETTER                              A-4

    PORTFOLIO COMMENTARY                           A-5

    FINANCIAL STATEMENTS                           B-1

    FINANCIAL HIGHLIGHTS                           B-7
      PER SHARE DATA

    THE PORTFOLIO

    SCHEDULE OF INVESTMENTS                        B-9
      TOP TEN EQUITY HOLDINGS

    FINANCIAL STATEMENTS                          B-12

    FINANCIAL HIGHLIGHTS                          B-18

    DIRECTORY                                      C-1

    OFFICERS AND TRUSTEES                          C-2

CHAIRMAN'S LETTER                                                 April 17, 1998

Dear Fellow Shareholder,
  At the end of this semi-annual reporting period (February 28, 1998), the major market indices stood at record levels. However, the preceding six months have not been easy. The Asian currency crisis that surfaced in mid-summer caused considerable damage to a number of sectors of the domestic equities market in late 1997. In what we viewed as a classic Wall Street "shoot first and ask questions later" response, technology stocks were among the casualties. Neuberger&Berman portfolio managers were faced with a classic investment dilemma -- think short term and retreat, or hold their ground in sectors and individual stocks they believed to have outstanding long-term performance potential. I'm proud to say, they chose the latter option, and so far in early 1998, were rewarded for their persistence.
  In today's volatile equity markets, investors' patience and discipline is tested on a daily basis. Experienced investors realize that the prospect for superior long-term returns is diminished by overreaction to short-term events. At Neuberger&Berman, we pride ourselves on being farsighted. We are not influenced by emotion or market fads and fashion. We strive to be coldly analytical and focus on where we think a stock will be in three years, not three months. We believe if we can successfully ignore the market's constant static and focus on the long-term fundamental message, we will achieve our goal of providing shareholders solid long-term returns.

Sincerely,

/s/ Stanley Egener

Stanley Egener
Chairman of the Board
Neuberger&Berman Equity Trust

PORTFOLIO COMMENTARY
Neuberger&Berman
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust

   PORTFOLIO MANAGER JANET PRINDLE BELIEVES DOING GOOD IS GOOD BUSINESS AND HAS THE POTENTIAL TO PRODUCE POSITIVE INVESTMENT RESULTS. SHE FOCUSES ON COMPANIES THAT ARE AGENTS OF FAVORABLE CHANGE IN WORKPLACE POLICIES (PARTICULARLY FOR WOMEN AND MINORITIES); ARE GOOD CORPORATE CITIZENS; AND ARE RESPONSIVE TO ENVIRONMENTAL ISSUES. SHE DOES NOT INVEST IN TOBACCO, ALCOHOL, GAMBLING, NUCLEAR POWER, OR WEAPONS COMPANIES. BUT, SOCIAL RESPONSIBILITY ALONE DOES NOT QUALIFY A COMPANY AS A GOOD INVESTMENT. TRUE TO NEUBERGER& BERMAN'S PRINCIPLES, PORTFOLIO CANDIDATES MUST FIRST BE FOUND TO BE FUNDAMENTALLY ATTRACTIVE. THEN, AND ONLY THEN, ARE SOCIAL SCREENS APPLIED. THE OBJECTIVE IS SIMPLE AND STRAIGHTFORWARD -- TO SERVE BOTH SOCIETY AND SHAREHOLDERS.

  For the six-month period concluding February 28, 1998, NYCDC Socially Responsive Trust returned 13.92% compared to the Standard & Poor's 500 Index's 17.64% gain.*
  In this six month reporting period, the portfolio's telecommunications holdings performed well, highlighted by Southwestern Bell's pending acquisition of Southern New England Telephone and Wall Street's favorable appraisal of WorldCom's proposed acquisition of MCI. We think the MCI deal makes great strategic sense, as well as being potentially additive to earnings and cash flow. We believe the combined entity would be well positioned to achieve strong growth from voice and data services, as well as realize large cost efficiencies. Portfolio positions in pharmaceutical companies also contributed to performance, with strong earnings and some high profile mergers focusing attention on the group. Our insurance holdings also continued to perform well.
  Our technology company holdings restrained performance. Currency turmoil and the prospect for Asian economic deceleration sent investors scurrying from technology stocks in calendar fourth quarter 1997. Tech stocks rebounded in early 1998, but remain well below their 52-week highs. We believe the sell-off in technology stocks has been

----------------------------------------------------------------------
          NYCDC Socially Responsive Trust (Cont'd) somewhat indiscriminate and that the longer-term earnings prospects even for those portfolio companies legitimately impacted by Asian economic weakness remain quite good.
  Oil service, energy exploration and production companies had some of the greatest negative impact on the portfolio. As is evidenced by the price of oil at a five-year low, there is currently too much oil in the marketplace. However, we believe this is the result of short-term factors -- El Nino's warm winter, increased OPEC production, and the reduction of energy inventory in the Far East. Looking ahead, we don't think we will be blessed by another extremely temperate winter. It certainly isn't in OPEC's best interest to see oil prices stay at currently depressed levels. Finally, at some point, Asian inventories will have to be rebuilt. So, we expect oil prices to firm in the year ahead. Most importantly, in a world with only 2-3% of excess production capacity, we doubt the industry will stop drilling and risk letting the well run dry. Our opinion is that lower oil prices or not, energy companies are going to have to continue poking holes in the ground. Also, consolidation has begun in the oil services group, with one of our holdings, Dresser Industries, just recently agreeing to merge with Halliburton, and climbing 16.4% upon announcement of the merger.
  In this report, we've chosen to highlight Fannie Mae as the stock that demonstrates our value-oriented investment discipline and fulfills our mandate to own socially responsible companies. Fannie Mae stock has done quite well by us, appreciating more than 40% over the last six months. At its current price, it is no longer a steal. However, we still view it as fundamentally attractive. We think Fannie Mae management has done an exceptional job managing interest rate and political risk, while having delivered consistent double-digit earnings gains.
  As a provider of home mortgages for low- to moderate-income households, Fannie Mae's main product assists the economically disadvantaged. The company also has a strong record in the area of diversity, with representation of women and minorities throughout its business. Supporting its employees, the company offers extensive family-friendly

----------------------------------------------------------------------
          NYCDC Socially Responsive Trust (Cont'd) benefits. Finally, Fannie Mae has been recognized for its innovative giving programs focused on affordable housing and community economic development. We view Fannie Mae as an ideal portfolio holding -- a strong business that can reward shareholders and one that serves the community and its employees well. Remember, this and the other securities mentioned in this report are not recommendations, and our opinion on all stocks in the portfolio may change without notice.
  In closing, we think weakness in our technology, oil services, and energy exploration and production holdings will turn into portfolio strengths in the year ahead. We believe our value focus and sensitivity to social issues will continue to reward shareholders and the community.

Sincerely,

/s/ Janet Prindle

Janet Prindle
PORTFOLIO MANAGER

*The S&P "500" Index is an unmanaged index generally considered to be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger&Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The portfolio invests in many securities not included in the above-described index.

 The composition, industries and holdings of the portfolio are subject to change. Socially Responsive Portfolio is invested in a wide array of stocks and no single holding makes up more than a small fraction of the portfolio's total assets.

 Past performance is no guarantee of future results.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust

                                                                         February 28,
                                                                             1998
(000'S OMITTED EXCEPT PER SHARE AMOUNT)                                  (UNAUDITED)
                                                                        --------------
ASSETS
      Investment in Portfolio, at value (Note A)                        $     223,158
      Receivable for Trust shares sold                                            164
      Deferred organization costs (Note A)                                         10
                                                                        --------------
                                                                              223,332
                                                                        --------------
LIABILITIES
      Payable for Trust shares redeemed                                           216
      Accrued expenses                                                             30
      Payable to administrator -- net (Note B)                                      1
                                                                        --------------
                                                                                  247
                                                                        --------------
NET ASSETS at value                                                     $     223,085
                                                                        --------------

NET ASSETS consist of:
      Par value                                                         $          12
      Paid-in capital in excess of par value                                  144,096
      Accumulated undistributed net investment income                             331
      Accumulated net realized gains on investment                             10,780
      Net unrealized appreciation in value of investment                       67,866
                                                                        --------------
NET ASSETS at value                                                     $     223,085
                                                                        --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares authorized)                           11,736
                                                                        --------------

NET ASSET VALUE, offering and redemption price per share                       $19.01
                                                                        --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust

                                                                          For the
                                                                         Six Months
                                                                           Ended
                                                                        February 28,
                                                                            1998
(000'S OMITTED)                                                         (UNAUDITED)
                                                                        ------------
INVESTMENT INCOME
    Investment income from Portfolio (Note A)                           $     1,537
                                                                        ------------
    Expenses:
      Administration fee (Note B)                                                50
      Shareholder reports                                                        10
      Registration and filing fees                                               10
      Shareholder servicing agent fees                                            9
      Custodian fees                                                              5
      Amortization of deferred organization and initial offering
        expenses (Note A)                                                         5
      Legal fees                                                                  5
      Trustees' fees and expenses                                                 3
      Auditing fees                                                               1
      Miscellaneous                                                               1
      Expenses from Portfolio (Notes A & B)                                     615
                                                                        ------------
        Total expenses                                                          714
      Expenses reimbursed by administrator and reduced by custodian
        fee expense offset arrangement (Note B)                                (109)
                                                                        ------------
        Total net expenses                                                      605
                                                                        ------------
        Net investment income                                                   932
                                                                        ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM PORTFOLIO (NOTE A)
    Net realized gain on investment securities                               11,663
    Change in net unrealized appreciation of investment securities           14,275
                                                                        ------------
        Net gain on investments from Portfolio (Note A)                      25,938
                                                                        ------------
        Net increase in net assets resulting from operations            $    26,870
                                                                        ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust

                                                                           For the
                                                                         Six Months        For the
                                                                            Ended           Year
                                                                        February 28,        Ended
                                                                            1998         August 31,
(000'S OMITTED)                                                          (UNAUDITED)        1997
                                                                        -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                                               $        932    $      1,726
    Net realized gain on investments from Portfolio (Note A)                  11,663           9,823
    Change in net unrealized appreciation of investments from
      Portfolio (Note A)                                                      14,275          32,327
                                                                        -----------------------------
    Net increase in net assets resulting from operations                      26,870          43,876
                                                                        -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                     (1,772)         (1,442)
    Net realized gain on investments                                          (8,871)        (10,729)
                                                                        -----------------------------
    Total distributions to shareholders                                      (10,643)        (12,171)
                                                                        -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                                                 22,816          44,262
    Proceeds from reinvestment of dividends and distributions                 10,642          12,171
    Payments for shares redeemed                                             (15,463)        (24,911)
                                                                        -----------------------------
    Net increase from Trust share transactions                                17,995          31,522
                                                                        -----------------------------
NET INCREASE IN NET ASSETS                                                    34,222          63,227
NET ASSETS:
    Beginning of period                                                      188,863         125,636
                                                                        -----------------------------
    End of period                                                       $    223,085    $    188,863
                                                                        -----------------------------
    Accumulated undistributed net investment income at
      end of period                                                     $        331    $      1,171
                                                                        -----------------------------
NUMBER OF TRUST SHARES:
    Sold                                                                       1,256           2,775
    Issued on reinvestment of dividends and distributions                        620             812
    Redeemed                                                                    (857)         (1,582)
                                                                        -----------------------------
    Net increase in shares outstanding                                         1,019           2,005
                                                                        -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman                                   February 28, 1998 (Unaudited)
----------------------------------------------------------------------
          Equity Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman NYCDC Socially Responsive Trust-SM- (the "Fund") is a separate operating series of Neuberger&Berman Equity Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 6, 1993. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in the Neuberger&Berman Socially Responsive Portfolio of Equity Managers Trust (the "Portfolio") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (70.49% at February 28, 1998). The Fund was created as an investment vehicle for participants in the Deferred Compensation Plan of the City of New York and Related Agencies and Instrumentalities. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Portfolio at value. Investment securities held by the Portfolio are valued by Equity Managers Trust as indicated in the notes following the Portfolio's Schedule of Investments.
3) FEDERAL INCOME TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio. Income dividends and distributions from net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five-year period. At February 28, 1998, the unamortized balance of such expenses amounted to $9,901.
6) EXPENSE ALLOCATION: The Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Portfolio are allocated pro rata among its respective funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   The Fund retains Neuberger&Berman Management Incorporated-Registered Trademark- ("N&B Management") as its administrator under an Administration Agreement ("Agreement") dated as of March 11, 1994. Pursuant to this Agreement the Fund pays N&B Management an administration fee at the annual rate of 0.05% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Portfolio (see Note B of Notes to Financial Statements of the Portfolio).
   N&B Management has voluntarily undertaken to reimburse the Fund for its operating expenses and its pro rata share of the Portfolio's operating expenses (including the fees payable to N&B Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) which exceed, in the aggregate, 0.60% per annum of the Fund's average daily net assets. This undertaking is subject to termination by N&B Management upon at least 60 days' prior written notice to the Fund. For the six months ended February 28, 1998, such excess expenses amounted to $108,713.

   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Portfolio. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   The Fund also has a distribution agreement with N&B Management. N&B Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of the Fund.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Portfolio, was a reduction of $76.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended February 28, 1998, additions and reductions in the Fund's investment in the Portfolio amounted to $13,857,863 and $6,376,869, respectively.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent accountants. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          NYCDC Socially Responsive Trust
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses. It should be read in conjunction with the Portfolio's Financial Statements and notes thereto.

                                                                  For the                                     For the
                                                              Six Months Ended                              Period from
                                                                February 28,       For the Year Ended    March 14, 1994(1)
                                                                    1998               August 31,          to August 31,
                                                                (UNAUDITED)       1997    1996    1995         1994
                                                              ------------------------------------------------------------
Net Asset Value, Beginning of Period                               $17.62        $14.42  $12.27  $10.43       $10.20
                                                              ------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                                             .08           .17     .14     .13          .06
    Net Gains or Losses on Securities (both realized and
     unrealized)                                                     2.27          4.38    2.44    1.82          .17
                                                              ------------------------------------------------------------
      Total From Investment Operations                               2.35          4.55    2.58    1.95          .23
                                                              ------------------------------------------------------------
Less Distributions
    Dividends (from net investment income)                           (.16)         (.16)   (.12)   (.11)          --
    Distributions (from net capital gains)                           (.80)        (1.19)   (.31)     --           --
                                                              ------------------------------------------------------------
      Total Distributions                                            (.96)        (1.35)   (.43)   (.11)          --
                                                              ------------------------------------------------------------
Net Asset Value, End of Period                                     $19.01        $17.62  $14.42  $12.27       $10.43
                                                              ------------------------------------------------------------
Total Return(2)                                                    +13.92%(3)    +33.20% +21.27% +18.95%       +2.26%(3)
                                                              ------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)                        $223.1        $188.9  $125.6  $ 88.5       $ 68.6
                                                              ------------------------------------------------------------
    Ratio of Gross Expenses to Average Net Assets(4)                  .60%(6)       .60%    .60%     --           --
                                                              ------------------------------------------------------------
    Ratio of Net Expenses to Average Net Assets(5)                    .60%(6)       .60%    .60%    .60%         .60%(6)
                                                              ------------------------------------------------------------
    Ratio of Net Investment Income to Average Net Assets(5)           .93%(6)      1.11%   1.06%   1.26%        1.42%(6)
                                                              ------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                   February 28, 1998 (Unaudited)
----------------------------------------------------------------------
          NYCDC Socially Responsive Trust
1) The date investment operations commenced.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if N&B Management had not reimbursed certain expenses.
3) Not annualized.
4) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements. These ratios include expense reimbursement arrangements.
5) After reimbursement of expenses by N&B Management as described in Note B of Notes to Financial Statements. Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income to average daily net assets would have been:

                                                                         For the
                                    For the             For the        Period from
                                Six Months Ended      Year Ended      March 14, 1994
                                  February 28,        August 31,      to August 31,
                                      1998         1997  1996  1995        1994
------------------------------------------------------------------------------------
Net Expenses                          .71%         .73%  .80%   .85%       .84%
                                ----------------------------------------------------
Net Investment Income                 .82%         .98%  .86%  1.01%      1.18%
                                ----------------------------------------------------

6) Annualized.

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                   February 28, 1998 (Unaudited)

--------------------------------------------------------------------------------
          Socially Responsive Portfolio

                   TOP TEN EQUITY HOLDINGS
     ---------------------------------------------------
     HOLDING                                   PERCENTAGE
 1.  A.G. Edwards                                    2.8%
 2.  Warner-Lambert                                  2.5%
 3.  ReliaStar Financial                             2.4%
 4.  Hasbro, Inc.                                    2.3%
 5.  Southern New England
     Telecommunications                              2.3%
 6.  Wal-Mart Stores                                 2.2%
 7.  WorldCom Inc.                                   2.2%
 8.  Intel Corp.                                     2.2%
 9.  Ambac Financial Group                           2.2%
10.  Cincinnati Milacron                             2.1%

                                                              Market
                                                             Value(1)
  Number                                                      (000's
of Shares                                                    omitted)
----------                                                 -------------
COMMON STOCKS (94.2%)
ADVERTISING (2.0%)
   240,000  True North Communications                      $     6,195
                                                           -------------
AUTOMOTIVE (1.8%)
   100,000  Borg-Warner Automotive                               5,863
                                                           -------------
BANKING (9.6%)
    45,000  CITICORP                                             5,962
   200,000  Dime Bancorp                                         6,100
   105,000  Mercantile Bancorporation                            5,841
    90,000  National City                                        5,873
   165,000  Southtrust Corp.                                     6,744
                                                           -------------
                                                                30,520
                                                           -------------
CHEMICALS (4.6%)
   140,300  Dexter Corp.                                         5,700
    60,000  Minerals Technologies                                2,865
    80,000  Perkin-Elmer                                         5,855
                                                           -------------
                                                                14,420
                                                           -------------

                                                              Market
                                                             Value(1)
  Number                                                      (000's
of Shares                                                    omitted)
----------                                                 -------------
CONSUMER GOODS & SERVICES
(5.5%)
   200,000  Hasbro, Inc.                                   $     7,262
   120,000  Kimberly-Clark                                       6,682
    40,000  Procter & Gamble                                     3,398
                                                           -------------
                                                                17,342
                                                           -------------
DIVERSIFIED (3.4%)
    53,000  Minnesota Mining & Manufacturing                     4,522
   120,000  Tyco International                                   6,090
                                                           -------------
                                                                10,612
                                                           -------------
ENERGY (1.5%)
   120,000  Noble Affiliates                                     4,680
                                                           -------------
FINANCIAL SERVICES (9.6%)
   210,000  A.G. Edwards                                         8,833
    68,400  ADVANTA Corp. Class A                                1,612
    36,480  ADVANTA Corp. Class B                                  802
   128,000  Ambac Financial Group                                6,816
   100,000  Fannie Mae                                           6,381
   105,000  Travelers Group                                      5,854
                                                           -------------
                                                                30,298
                                                           -------------
FOOD & BEVERAGE (1.7%)
   100,000  McDonald's Corp.                                     5,475
                                                           -------------
FURNISHINGS (1.7%)
   110,000  Leggett & Platt                                      5,521
                                                           -------------
HEALTH CARE (9.8%)
   140,000  Biogen, Inc.                                         6,177
   200,000  Invacare Corp.                                       4,588
    80,000  Johnson & Johnson                                    6,040
   100,000  SmithKline Beecham ADR                               6,187
    55,000  Warner-Lambert                                       8,044
                                                           -------------
                                                                31,036
                                                           -------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                   February 28, 1998 (Unaudited)

--------------------------------------------------------------------------------

          Socially Responsive Portfolio (Cont'd)

                                                              Market
                                                             Value(1)
  Number                                                      (000's
of Shares                                                    omitted)
----------                                                 -------------
INDUSTRIAL & COMMERCIAL PRODUCTS
(3.3%)
   110,000  Corning Inc.                                   $     4,469
   140,000  Raychem Corp.                                        6,081
                                                           -------------
                                                                10,550
                                                           -------------
INSURANCE (6.0%)
   200,000  ESG Re                                               5,300
   160,000  ReliaStar Financial                                  7,610
    70,000  St. Paul Cos.                                        6,204
                                                           -------------
                                                                19,114
                                                           -------------
MACHINERY & EQUIPMENT (2.1%)
   220,000  Cincinnati Milacron                                  6,792
                                                           -------------
OIL & GAS (1.2%)
   220,000  Seagull Energy                                       3,713
                                                           -------------
OIL SERVICES (3.0%)
   120,000  Dresser Industries                                   5,362
    90,000  Tidewater Inc.                                       4,005
                                                           -------------
                                                                 9,367
                                                           -------------
PUBLISHING & BROADCASTING (3.2%)
   188,200  CMP Media                                            4,446
   150,000  Valassis Communications                              5,719
                                                           -------------
                                                                10,165
                                                           -------------
RECYCLING (1.0%)
   187,500  IMCO Recycling                                       3,246
                                                           -------------
RETAIL STORES (2.1%)
   125,000  Sears, Roebuck                                       6,633
                                                           -------------
RETAILING (3.7%)
   100,000  Costco Cos.                                          4,887
   150,000  Wal-Mart Stores                                      6,947
                                                           -------------
                                                                11,834
                                                           -------------
TECHNOLOGY (7.5%)
   110,000  AMP, Inc.                                            4,861
    91,000  Hewlett-Packard                                      6,097
    76,000  Intel Corp.                                          6,816
   330,000  Unisys Corp.                                         5,899
                                                           -------------
                                                                23,673
                                                           -------------
                                                              Market
                                                             Value(1)
  Number                                                      (000's
of Shares                                                    omitted)
----------                                                 -------------
TELECOMMUNICATIONS (6.1%)
   450,000  Metromedia International Group                 $     5,119
   114,000  Southern New England Telecommunications              7,196
   180,000  WorldCom Inc.                                        6,874
                                                           -------------
                                                                19,189
                                                           -------------
UTILITIES, ELECTRIC & GAS (3.8%)
   110,000  Cinergy Corp.                                        3,829
   225,000  DPL Inc.                                             4,092
   115,000  KeySpan Energy                                       4,090
                                                           -------------
                                                                12,011
                                                           -------------
            TOTAL COMMON STOCKS (COST $209,454)                298,249
                                                           -------------
Principal
  Amount
----------
U.S. TREASURY SECURITIES (4.7%)
$14,885,000 U.S. Treasury Bills, 4.97% & 5.245%, due
             3/5/98 & 4/23/98  (COST $14,828)                   14,828(2)
                                                           -------------
CERTIFICATES OF DEPOSIT (0.0%)
   100,000  Self Help Credit Union, 5.20%, due 5/26/98
             (COST $100)                                           100  (2)
                                                           -------------
            TOTAL INVESTMENTS (98.9%) (COST $224,382)          313,177  (3)
            Cash, receivables and other assets, less
             liabilities (1.1%)                                  3,386
                                                           -------------
            TOTAL NET ASSETS (100.0%)                      $   316,563
                                                           -------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Neuberger&Berman                                   February 28, 1998 (Unaudited)
----------------------------------------------------------------------
          Socially Responsive Portfolio
1) Investment securities of the Portfolio are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Portfolio values all other securities by a method that the trustees of Equity Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) At cost, which approximates market value.
3) The cost of investments for Federal income tax purposes was $224,409,000. At February 28, 1998, gross unrealized appreciation of investments was $91,974,000 and gross unrealized depreciation of investments was $3,206,000, resulting in net unrealized appreciation of $88,768,000, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman
----------------------------------------------------------------------
          Socially Responsive Portfolio

                                                               February 28,
                                                                   1998
(000'S OMITTED)                                                (UNAUDITED)
                                                              --------------
ASSETS
      Investments in securities, at market value*
        (Note A) -- see Schedule of Investments               $     313,177
      Cash                                                                2
      Receivable for securities sold                                  3,165
      Dividends and interest receivable                                 379
      Deferred organization costs (Note A)                                7
      Prepaid expenses and other assets                                   4
                                                              --------------
                                                                    316,734
                                                              --------------
LIABILITIES
      Payable to investment manager (Note B)                            136
      Accrued expenses                                                   35
                                                              --------------
                                                                        171
                                                              --------------
NET ASSETS Applicable to Investors' Beneficial Interests      $     316,563
                                                              --------------

NET ASSETS consist of:
      Paid-in capital                                         $     227,768
      Net unrealized appreciation in value of investment
        securities                                                   88,795
                                                              --------------
NET ASSETS                                                    $     316,563
                                                              --------------
*Cost of investments                                          $     224,382
                                                              --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman
----------------------------------------------------------------------
          Socially Responsive Portfolio

                                                                For the
                                                               Six Months
                                                                 Ended
                                                              February 28,
                                                                  1998
(000'S OMITTED)                                               (UNAUDITED)
                                                              ------------
INVESTMENT INCOME
    Income:
      Dividend income                                         $     1,805
      Interest income                                                 332
      Foreign taxes withheld (Note A)                                  (5)
                                                              ------------
        Total income                                                2,132
                                                              ------------
    Expenses:
      Investment management fee (Note B)                              763
      Custodian fees (Note B)                                          51
      Legal fees                                                       12
      Auditing fees                                                    12
      Accounting fees                                                   5
      Trustees' fees and expenses                                       4
      Amortization of deferred organization and initial
        offering expenses (Note A)                                      3
      Insurance expense                                                 2
                                                              ------------
        Total expenses                                                852
                                                              ------------
        Net investment income                                       1,280
                                                              ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investment securities sold                14,653
    Change in net unrealized appreciation of investment
      securities                                                   21,509
                                                              ------------
        Net gain on investments                                    36,162
                                                              ------------
        Net increase in net assets resulting from operations  $    37,442
                                                              ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          Socially Responsive Portfolio

                                                                 For the
                                                               Six Months        For the
                                                                  Ended           Year
                                                              February 28,        Ended
                                                                  1998         August 31,
(000'S OMITTED)                                                (UNAUDITED)        1997
                                                              -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                                     $      1,280    $      2,214
    Net realized gain on investments                                14,653          11,478
    Change in net unrealized appreciation of investments            21,509          44,043
                                                              -----------------------------
    Net increase in net assets resulting from operations            37,442          57,735
                                                              -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Additions                                                       32,087          57,455
    Reductions                                                      (9,247)        (17,394)
                                                              -----------------------------
    Net increase in net assets resulting from transactions
      in investors' beneficial interests                            22,840          40,061
                                                              -----------------------------
NET INCREASE IN NET ASSETS                                          60,282          97,796
NET ASSETS:
    Beginning of period                                            256,281         158,485
                                                              -----------------------------
    End of period                                             $    316,563    $    256,281
                                                              -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                   February 28, 1998 (Unaudited)
----------------------------------------------------------------------
          Equity Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Socially Responsive Portfolio (the "Portfolio") is a separate operating series of Equity Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Other regulated investment companies sponsored by Neuberger&Berman Management Incorporated ("N&B Management"), whose financial statements are not presented herein, also invest in the Portfolio and other portfolios of Managers Trust.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolio's Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Portfolio becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each portfolio will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) FOREIGN TAXES: Foreign taxes withheld represents amounts withheld by foreign tax authorities, net of refunds recoverable.
6) ORGANIZATION EXPENSES: Expenses incurred by the Portfolio in connection with its organization are being amortized by the Portfolio on a straight-line basis over a five-year period. At February 28, 1998, the unamortized balance of such expenses amounted to $6,989.
7) EXPENSE ALLOCATION: The Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more portfolios are allocated in proportion to the net assets of such portfolios, except where a more appropriate allocation of expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
8) SECURITY LENDING: Portfolio securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of Managers Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Portfolio makes security loans. The Portfolio will not lend securities on which covered call options have been written, or lend securities on terms which would prevent each of its investors from qualifying as a regulated investment company. Portfolio securities loans to Neuberger&Berman, LLC ("Neuberger"), the Portfolio's principal broker and sub-adviser, are made in accordance with an exemptive order issued by the Securities and Exchange Commission under the 1940 Act. The Portfolio receives cash as collateral against the lent securities, which must be maintained at not less than 100% of the market value of the lent securities during the period of the loan. The Portfolio receives income earned on the lent securities and a portion of the income earned on the cash collateral. During the six months ended February 28, 1998, the Portfolio lent securities to Neuberger.
9) REPURCHASE AGREEMENTS: The Portfolio may enter into repurchase agreements with institutions that the Portfolio's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Portfolio requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Portfolio to obtain those securities in the event of a default under the repurchase agreement. The Portfolio monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Portfolio under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Portfolio retains N&B Management as its investment manager under a Management Agreement dated as of March 11, 1994. For such investment management services, the Portfolio pays N&B Management a fee at the annual rate of 0.55% of the first $250 million of the Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger, a member firm of The New York Stock Exchange and sub-adviser to the Portfolio. Neuberger is retained by N&B Management to furnish it with investment recommendations and research information without added cost to the Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   The Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $108.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended February 28, 1998, there were purchase and sale transactions (excluding short-term securities) of $89,435,007 and $71,045,986, respectively.
   During the six months ended February 28, 1998, brokerage commissions on securities transactions amounted to $210,053, of which Neuberger received $165,745, and other brokers received $44,308.
   In addition, Neuberger's share of the total interest income earned for the six months ended February 28, 1998, from the collateralization of securities loaned to or through Neuberger was $10,833.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Portfolio without audit by independent accountants. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Socially Responsive Portfolio

                                                              For the
                                                            Six Months                                               For the
                                                               Ended                                               Period from
                                                           February 28,                                         March 14, 1994(1)
                                                               1998            For the Year Ended August 31,      to August 31,
                                                            (UNAUDITED)         1997       1996       1995            1994
                                                         ------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                                            .61%(3)           .63%       .65%        --              --
                                                         ------------------------------------------------------------------------
    Net Expenses                                                 .61%(3)           .63%       .65%       .68%            .69%(3)
                                                         ------------------------------------------------------------------------
    Net Investment Income                                        .92%(3)          1.08%      1.02%      1.18%           1.33%(3)
                                                         ------------------------------------------------------------------------
Portfolio Turnover Rate                                           26%               51%        53%        58%             14%
                                                         ------------------------------------------------------------------------
Average Commission Rate Paid                                 $0.0550           $0.0568    $0.0587         --              --
                                                         ------------------------------------------------------------------------
Net Assets, End of Period (in millions)                       $316.6            $256.3     $158.5      $96.7           $70.7
                                                         ------------------------------------------------------------------------

1) The date investment operations commenced.

2) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

   3) Annualized.

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services 800-366-6264

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Deferred Compensation Plan of the
City of New York and Related Agencies
and Instrumentalities
40 Rector Street 3rd Floor
New York, NY 10006
212-306-7760

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

Neuberger&Berman Management Inc. and Neuberger&Berman NYCDC Socially Responsive Trust are service marks of Neuberger&Berman Management Inc.
-C- 1998 Neuberger&Berman Management Inc.

OFFICERS AND TRUSTEES

Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Lawrence Zicklin
 PRESIDENT AND TRUSTEE
Faith Colish
 TRUSTEE
Howard A. Mileaf
 TRUSTEE
Edward I. O'Brien
 TRUSTEE
John T. Patterson, Jr.
 TRUSTEE
John P. Rosenthal
 TRUSTEE
Cornelius T. Ryan
 TRUSTEE
Gustave H. Shubert
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

  Neuberger&Berman Management Inc.-Registered Trademark-

            605 THIRD AVENUE 2ND FLOOR
            NEW YORK, NY 10158-0180
            SHAREHOLDER SERVICES
            800-877-9700
            INSTITUTIONAL SERVICES
            800-366-6264
            WWW.NBFUNDS.COM













            Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

            [LOGO]  PRINTED ON RECYCLED PAPER                     NBNYCAR30298



















































                           KIRKPATRICK & LOCKHART LLP
                         1800 MASSACHUSETTS AVENUE, N.W.
                                    2ND FLOOR
                           WASHINGTON, D.C. 10036-1800

                            TELEPHONE (202) 778-9000
                            FACSIMILE (202) 778-9100



                                   May 4, 1998


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      Neuberger & Berman Equity Trust:
                  Neuberger & Berman NYCDC Socially Responsive Trust 1933 Act File No. 33-64368
                  1940 Act File No. 811-7784
                  --------------------------------------------------

Dear Sir or Madam:

         Transmitted herewith for filing is the Semi-Annual Report to Shareholders of the above-referenced series of Neuberger & Berman Equity Trust for the period ended February 28, 1998. This filing is being made pursuant to
Section 30(b)(2) of the Investment Company Act of 1940, as amended, and Rule 30b2-1 thereunder.

         If you should have any questions regarding this filing, please contact the undersigned.

                                             Sincerely,


                                             /s/ Lori L. Schneider
                                             --------------------------
                                                 Lori L. Schneider

Enclosures